Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Registrant Name	Enumeral Biomedical Holdings, Inc.
Entity Central Index Key	0001561551
Entity Filer Category	Smaller Reporting Company